INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2019
INCOME AND MINING TAXES
INCOME AND MINING TAXES

25.  INCOME AND MINING TAXES

Income and mining taxes expense is made up of the following components:

	Year Ended December 31,
	2019	2018
Current income and mining taxes	$112,981	$98,610
Deferred income and mining taxes:
Origination and reversal of temporary differences	152,595	(30,961)
Total income and mining taxes expense	$265,576	$67,649

The income and mining taxes expense is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	Year Ended December 31,
	2019	2018
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense (recovery) at statutory income tax rate	$192,073	$(67,354)
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	92,200	42,991
Impact of foreign tax rates	(14,915)	(11,308)
Permanent differences	(2,450)	(3,599)
Impairment loss not tax deductible	—	100,736
Impact of foreign exchange on deferred income tax balances	(1,332)	6,183
Total income and mining taxes expense	$265,576	$67,649

The following table sets out the components of Agnico Eagle’s net deferred income and mining tax liabilities:

	As at	As at
	December 31, 2019	December 31, 2018
Mining properties	$1,293,863	$1,056,185
Net operating and capital loss carry forwards	(167,139)	(87,025)
Mining taxes	(71,507)	(72,637)
Reclamation provisions and other liabilities	(107,075)	(99,815)
Total deferred income and mining tax liabilities	$948,142	$796,708

	As at	As at
	December 31, 2019	December 31, 2018
Deferred income and mining tax liabilities - beginning of year	$796,708	$827,341
Income and mining tax impact recognized in net income	152,006	(30,671)
Income tax impact recognized in other comprehensive income (loss) and equity	(572)	38
Deferred income and mining tax liabilities - end of year	$948,142	$796,708

The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject, in the future, to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company’s business conducted within the country involved.

The deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized in the consolidated balance sheets are as follows:

	As at	As at
	December 31, 2019	December 31, 2018
Net capital loss carry forwards	$56,003	$74,364
Other deductible temporary differences	296,425	270,590
Unrecognized deductible temporary differences and unused tax losses	$352,428	$344,954

The Company also has unused tax credits of $12.7 million as at December 31, 2019 (December 31, 2018 — $12.7 million) for which a deferred tax asset has not been recognized.

Capital loss carry forwards and other deductible temporary differences have no expiry date while the unused tax credits expire in 2020.

The Company has $276.8 million (2018 — $285.7 million) of taxable temporary differences associated with its investments in subsidiaries for which deferred income tax has not been recognized, as the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future.

The Company is subject to taxes in Canada, Mexico and Finland, each with varying statutes of limitations. Prior taxation years generally remain subject to examination by applicable taxation authorities.